Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 09, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our named executive officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of our Company, the peer group total shareholder return and our net income for the past five fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to our Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis-Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR Compensation Practices” section.
Pay Versus Performance
	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)		Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($000s)
Year									Total Shareholder Return	Peer Group Total Shareholder Return**
	Christopher J. Bilotto		Todd W. Hargreaves
2025	$436,881	$353,393	$810	$(25,095	)*	$202,041	$131,467		$20.40	$112.62	$(202,321)
			Todd W. Hargreaves
2024	—	—	146,603	(39,066	)*	146,603	(39,066	)*	27.69	118.19	(275,526)
2023	—	—	134,880	190,666		134,880	190,666		84.68	123.73	(32,779)
	Todd W. Hargreaves		John Murray
2022	106,283	83,018	255,291	174,355		106,280	83,202		65.62	99.22	(132,381)
2021	—	—	423,814	298,654		108,680	69,720		76.77	117.04	(544,603)

*
Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2024 reflect the decline in value of the share awards granted by us to our NEOs. In addition, Mr. Hargreaves did not receive a share award from our Company in 2025 due to his resignation in March 2025.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/Hotel & Resort REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Christopher J. Bilotto	$436,881	$(434,995)	$129,122	$(15,901)	$234,996	$3,290	$351,507	$353,393
	Todd W. Hargreaves	810	—	—	—	—	(25,905)	(25,905)	(25,095)

(2)
The only non-PEO NEO for 2022, 2023, 2024 and 2025 is Brian E. Donley. The non-PEO NEOs for 2021 were Todd W. Hargreaves and Brian E. Donley.

(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$202,041	$(199,999)	$103,298	$(18,625)	$40,000	$4,752	$129,425	$131,467

Named Executive Officers, Footnote			(2) The only non-PEO NEO for 2022, 2023, 2024 and 2025 is Brian E. Donley. The non-PEO NEOs for 2021 were Todd W. Hargreaves and Brian E. Donley.
Peer Group Issuers, Footnote			** Peer group total shareholder return is based on the MSCI U.S. REIT/Hotel & Resort REIT Index.
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Christopher J. Bilotto	$436,881	$(434,995)	$129,122	$(15,901)	$234,996	$3,290	$351,507	$353,393
	Todd W. Hargreaves	810	—	—	—	—	(25,905)	(25,905)	(25,095)

Non-PEO NEO Average Total Compensation Amount			$ 202,041	$ 146,603	$ 134,880	$ 106,280	$ 108,680
Non-PEO NEO Average Compensation Actually Paid Amount			$ 131,467	(39,066)	190,666	83,202	69,720
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$202,041	$(199,999)	$103,298	$(18,625)	$40,000	$4,752	$129,425	$131,467

Compensation Actually Paid vs. Total Shareholder Return
*
Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2024 reflect the decline in value of the share awards granted by us to our NEOs. In addition, Mr. Hargreaves did not receive a share award from our Company in 2025 due to his resignation in March 2025.

Compensation Actually Paid vs. Net Income
*
Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2024 reflect the decline in value of the share awards granted by us to our NEOs. In addition, Mr. Hargreaves did not receive a share award from our Company in 2025 due to his resignation in March 2025.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount			$ 20.4	27.69	84.68	65.62	76.77
Peer Group Total Shareholder Return Amount			112.62	118.19	123.73	99.22	117.04
Net Income (Loss)			(202,321,000)	(275,526,000)	(32,779,000)	(132,381,000)	(544,603,000)
PEO Name	Todd W. Hargreaves	Christopher J. Bilotto
Christopher J. Bilotto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			436,881
PEO Actually Paid Compensation Amount			353,393
Todd W. Hargreaves [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			810	146,603	134,880	106,283
PEO Actually Paid Compensation Amount			(25,095)	$ (39,066)	$ 190,666	83,018
John Murray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						255,291	423,814
PEO Actually Paid Compensation Amount						$ 174,355	$ 298,654
PEO | Christopher J. Bilotto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(434,995)
PEO | Christopher J. Bilotto [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			351,507
PEO | Christopher J. Bilotto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			129,122
PEO | Christopher J. Bilotto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,901)
PEO | Christopher J. Bilotto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			234,996
PEO | Christopher J. Bilotto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,290
PEO | Todd W. Hargreaves [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Todd W. Hargreaves [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,905)
PEO | Todd W. Hargreaves [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Todd W. Hargreaves [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Todd W. Hargreaves [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Todd W. Hargreaves [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,905)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(199,999)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			129,425
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			103,298
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,625)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,752